COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended			12 Months Ended
	Dec. 07, 2020	Jun. 05, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Aug. 08, 2019	Mar. 08, 2017
Common Stock Shares Issued For Services, Shares						14,390
Additional Paid-in Capital			$ 57,041,447		$ 52,694,147	$ 57,041,447	$ 52,694,147
Debt Conversion, Converted Instrument, Shares Issued						45,268
Gain On Loan Extinguishment	$ 42,000		$ 0	$ 0	$ 0	$ 0	(224,166)
Common Stock Shares Issued						$ 145,805	$ 0
Debt Instrument, Convertible, Conversion Price								$ 9	$ 9	$ 4.9	$ 3.326	$ 9.978		$ 9.978
Number Of Warrants Outstanding			48,106		48,106	48,106	48,106						48,106
Lease Agreement [Member]
Debt Conversion, Converted Instrument, Amount						$ 49,600
Debt Conversion, Converted Instrument, Shares Issued						5,334
Agreement Expiring Date						February 2022
Convertible promissory note agreement [Member]
Debt Conversion Price Description							debt from $0.4590 to $0.39912 per share
Gain On Loan Extinguishment							$ 273,462
Common Stock Shares Issued To Option Exercised							151,366
Reduction In Related Party Debt					$ 65,728		$ 65,728
Number Of Warrants Outstanding					151,366		151,366
Asset Purchase Agreement [Member] | IDTEC [Member]
Common Stock, Shares Issued Upon Assets Purchase		4,000,000				4,000,000	4,000,000
Fair Value Of The Common Shares							$ 27,120,000
Convertible Notes, Conversion Price			$ 1.50			$ 1.50
Compensation [Member]
Common Stock Shares Issued For Services, Shares							342
Convertible Notes, Conversion Price					$ 60.87		$ 60.87
Series A-1 Convertible Preferred stock [Member]
Common Stock Shares Issued For Services, Shares							14,390
Debt Conversion, Converted Instrument, Amount						$ 107,880	$ 107,880
Convertible Preferred Stock Converted	900,000
Common Stock Subscriptions Payable					14,390		14,390
Consulting Services [Member]
Common Stock Shares Issued For Services, Shares						34,806
Common Stock Shares Issued For Services, Value						$ 145,805
Non-Related Party Two [Member]
Debt Conversion, Converted Instrument, Amount							$ 1,551,514
Debt Conversion, Converted Instrument, Shares Issued							1,034,343
Debt Instrument, Convertible, Conversion Price					$ 1.50		$ 1.50
Non-Related Party One [Member]
Debt Conversion, Converted Instrument, Amount							$ 65,391
Debt Conversion, Converted Instrument, Shares Issued							23,483
Gain On Loan Extinguishment							$ 41,665
Debt Instrument, Convertible, Conversion Price					$ 9.978		$ 9.978
Stock Option [Member]
Exercise Price			0.79026			$ 0.79026
Common Stock Shares Issued						$ 24,368
IDTEC [Member]
Common Stock Shares Issued For Services, Shares						58,980
Debt Conversion, Converted Instrument, Shares Issued						12,000,000
Exercise Price			$ 1.50			$ 1.50
Related Party Two [Member]
Additional Paid-in Capital					$ 124,291		$ 124,291
Debt Conversion, Converted Instrument, Amount							$ 622,004
Debt Conversion, Converted Instrument, Shares Issued							216,246
Debt Conversion Price Description							debt from $2.7438 to $9.978 per share
Gain On Loan Extinguishment							$ 143,660
Related Party One [Member]
Additional Paid-in Capital					$ 272,299		272,299
Debt Conversion, Converted Instrument, Amount							$ 852,196
Debt Conversion, Converted Instrument, Shares Issued							86,717
Accrued Expenses Per Share							related party payables from $3.345 to $9.978 per share
Related Party [Member]
Debt Conversion, Converted Instrument, Amount							$ 266,000
Debt Conversion, Converted Instrument, Shares Issued							53,132
Gain On Loan Extinguishment							$ 62,000
Accrued Expenses Per Share							accrued expenses from $1.7463 to $9.978 per share
Kevin Moore [Member] | Employment Agreement [Member]
Common Stock Shares Issued For Services, Shares							24,053